Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 295,315	$ 336,205	$ 925,785	$ 958,022
Cost of services	(259,955)	(282,794)	(809,086)	(808,530)
Gross profit	35,360	53,411	116,699	149,492
Selling, general and administrative expenses (excluding Amortization)	(11,061)	(13,270)	(34,981)	(41,290)
Amortization	(4,693)	(4,693)	(14,080)	(14,080)
Operating income	19,606	35,448	67,638	94,122
Interest expense, net	(8,128)	(9,933)	(24,974)	(29,976)
Other income, net	759	394	2,758	1,199
Income before income tax	12,237	25,909	45,422	65,345
Income tax benefit (expense)	5,500	(5,291)	(2,093)	(15,872)
Net income	$ 17,737	$ 20,618	$ 43,329	$ 49,473
Weighted average shares outstanding (Note 10):
Basic	100,356,020	95,428,253	97,656,777	95,310,346
Diluted	100,724,290	95,653,958	97,951,178	95,524,758
Earnings per share (Note 10):
Basic	$ 0.18	$ 0.22	$ 0.44	$ 0.52
Diluted	$ 0.18	$ 0.22	$ 0.44	$ 0.52